CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total other liabilities	$ 25,837	$ 59,933
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	602,405,839
Convertible preferred stock, issued (in shares)	0	332,314,737
Convertible preferred stock, outstanding (in shares)	0	332,314,737
Convertible preferred stock, liquidation preference		$ 420,472
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	3,300,000,000	1,086,027,188
Common stock, issued (in shares)	751,773,361	299,783,421
Common stock, outstanding (in shares)	751,773,361	299,783,421
Related party
Total other liabilities	$ 390	$ 440